Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhesgcrbnd-20170623_SupplementTextBlock

John Hancock Investment Trust (the Trust)
Supplement dated June 23, 2017 to the current prospectus, as may be supplemented

John Hancock ESG Core Bond Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the prospectus.

The sixth paragraph of the "Principal Investment Strategies" in the "Fund Summary" section of the prospectus is hereby amended and restated as follows:

The fund's manager has an investment committee that sets duration parameters, yield curve positioning/maturity distribution, and asset allocation parameters for the fund. The manager primarily allocates fund assets among corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities according to these parameters. Asset allocation decisions are paired with the manager's fundamental credit research and ESG analysis to determine which securities the fund will invest in. Under normal circumstances, the manager expects to allocate a portion of the fund's portfolio to each of corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities.

The following paragraphs are hereby added to the "Principal Investment Strategies" in the "Fund Summary" section of the prospectus:

Potential mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. housing market and foster sustainable homeownership. Potential commercial mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. commercial real estate market including agency programs that support multifamily housing.

Potential asset-backed securities (ABS) are evaluated according to the manager's assessment of material ESG issues for the underlying ABS corporate sponsor such as banks, brokers and finance companies. ABS investments that the manager views as "best in class" are those where the underlying sponsor has a favorable or above-average ESG profile relative to their peers. Material ESG factors are assessed using a proprietary framework that aggregates material metrics and information from ESG research providers and other third-party sources. The manager may also elect to purchase ABS bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives that have positive environmental and/or social benefits.

(JOHN HANCOCK BOND TRUST - Supplement) | (John Hancock ESG Core Bond Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund's manager has an investment committee that sets duration parameters, yield curve positioning/maturity distribution, and asset allocation parameters for the fund. The manager primarily allocates fund assets among corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities according to these parameters. Asset allocation decisions are paired with the manager's fundamental credit research and ESG analysis to determine which securities the fund will invest in. Under normal circumstances, the manager expects to allocate a portion of the fund's portfolio to each of corporate bonds, municipal bonds, asset-backed securities, mortgage-backed securities, and government-related securities.

Potential mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. housing market and foster sustainable homeownership. Potential commercial mortgage-backed securities eligibility is based on the proceeds of the bonds which are used to provide stability, affordability, and liquidity to the U.S. commercial real estate market including agency programs that support multifamily housing.

Potential asset-backed securities (ABS) are evaluated according to the manager's assessment of material ESG issues for the underlying ABS corporate sponsor such as banks, brokers and finance companies. ABS investments that the manager views as "best in class" are those where the underlying sponsor has a favorable or above-average ESG profile relative to their peers. Material ESG factors are assessed using a proprietary framework that aggregates material metrics and information from ESG research providers and other third-party sources. The manager may also elect to purchase ABS bonds where the proceeds of those bonds are specifically earmarked to fund projects or initiatives that have positive environmental and/or social benefits.